SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - Action Sale and Purchase Agreement [Member] - USD ($) $ in Thousands	Dec. 31, 2023	May 05, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents		$ 382
Accounts receivable		8,565
Unbilled revenue		1,352
Service inventories		2,862
Prepaid assets		310
Other receivables		89
Other current assets		1,122
Property, plant and equipment		13,162
Intangible assets	$ 29,100	29,100
Other assets		2,053
Total identifiable assets acquired		58,997
Accounts payable		5,294
Accrued expenses		2,465
Other current liabilities		200
Employee benefit liabilities		584
Net identifiable liabilities acquired		8,543
Total fair value of net assets acquired		50,454
Goodwill		9,599
Total consideration		$ 60,053